Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
13. Subsequent Events
13.	Subsequent Events

In January and February, 2021, the Company paid the final principal payments of $231,482 under the SVB Loan and Security Agreement. The Company also paid the final payment fee of $225,000 in February 2021 and the amendment fee of $100,000 in March 2021.

On January 27, 2021, the Company amended the terms of The Notes to increase the maximum amount of convertible promissory notes to be issued from $3,000,000 to $5,000,000, to allow for the conversion of the convertible promissory notes into shares of common stock upon a Qualified Initial Public Offering with aggregate gross proceeds to the Company of at least $10,000,000 and to extend the maturity date to December 31, 2021. In connection with this amendment, the Company received proceeds from the issuance of new convertible promissory notes of $1,566,000 from the Managing Members of the Company and other investors.

On March 15, 2021, the Company amended its LLC Agreement to provide for Series 1d Preferred Units at a cost of $0.83 per unit. So long as there are no Series A Preferred Units outstanding, the Series 1d Preferred Units have a two times preference in liquidation over the Series 1c Preferred Units and then participate with the Series 1c, 1b and 1a Preferred Units once the Series 1c Preferred Unit preferences have been satisfied. In March 2021, the Company received proceeds of $570,000 in exchange for the issuance of 686,742 Series 1d Preferred Units. In addition, the Company further amended the terms of The Notes to allow for the conversion of The Notes into Series 1d Preferred Units. As of March 15, 2021, $4,391,000 of The Notes, along with related interest of $73,801, have been so converted in exchange for 5,379,247 Series 1d Preferred Units.

On March 24, 2021, the Company entered into a Plan of Conversion (“Conversion”) whereby the Company converted from a limited liability company (LLC) under the laws of the State of Delaware to a Delaware corporation with the name Dermata Therapeutics, Inc. In connection with the Conversion, each fully-paid Preferred and Common Unit in the LLC was converted into a like number of shares of Preferred and Common Stock of the Company with a par value $0.0001 per share. The Shares issued shall have the same rights, preferences and privileges that had accrued to the pre-converted Units.

In addition, each warrant to purchase Series 1a Preferred Units in the LLC were automatically converted into a warrant to purchase, upon the same terms and conditions, shares of Series 1a Preferred Stock of the Company and any subordinated convertible promissory notes outstanding at the time of Conversion were automatically converted into a subordinated convertible promissory note of the Company with the same terms and conditions, provided that any right to convert the subordinated convertible promissory note into membership interests of the LLC shall, instead, be a right to convert into equivalent shares of capital stock of the Company. Class B Common Units that were considered a profits interest were converted into Common Stock Options or warrants.

On March 24, 2021, in connection with our conversion from a limited liability company to a Delaware corporation, we issued common stock options exercisable for an aggregate of 398,199 shares of our common stock. These options have an exercise price of $5.74 per share.

In April 2021, the Board of Directors cancelled the employee bonuses (See Note 11).

On June 29, 2021, the Company’s board of directors amended its Certificate of Incorporation to adjust the conversion price and certain conversion mechanics of the Company’s issued and outstanding Series 1d Preferred Stock, whereby each share of Series 1d Preferred stock will convert into such number of Common Stock as determined by dividing (i) the product of (a) the Original Issue Price for the Series 1d Preferred Stock, multiplied by (b) 1.2, rounded to the nearest whole cent, by (ii) the 80% of the initial public per share offering price in the IPO. The Series 1d conversion shall not be subject to further adjustment for any stock split.

On June 29, 2021, the Company’s board of directors approved an amendment to the 2021 Plan to increase the number of shares of Common Stock available for issuances from 593,340 to 1,648,199 shares.

On June 29, 2021, the Company’s board of directors approved a 1-for-20.5 reverse split of all outstanding shares of common stock, effected on July 1, 2021 (no fractional shares were issued). Except as otherwise noted, all references to share and per share amounts related to common stock and common units have been restated to reflect the reverse stock split.

On July 8, 2021, the Company’s board of directors amended its Certificate of Incorporation to adjust the conversion price and certain conversion mechanics of the Company’s issued and outstanding Series 1d Preferred Stock, whereby each share of Series 1d Preferred Stock is convertible into such number of fully paid and nonassessable shares of Common Stock as is determined by multiplying the Adjusted As Converted Number (as defined below) by the Series 1d IPO Conversion Ratio (as defined below) (the “Series 1d IPO Conversion Number”). For the avoidance of doubt, and notwithstanding the terms set forth in Section 3.4, the Series 1d IPO Conversion Number shall not be subject to further adjustment for any subdivision or combination of the outstanding Common Stock effected in anticipation of the IPO.

(a)	The “Adjusted Conversion Price” means the product of (i) the Original Issue Price for the Series 1d Preferred Stock multiplied by (ii) 1.2, rounded to the nearest whole cent.

(b)	The “Adjusted Conversion Ratio” means the quotient of (i) the Original Issue Price for the Series 1d Preferred Stock divided by (ii) the Adjusted Conversion Price.

(c)	The “Adjusted As Converted Number” means the product of (i) one share of Series 1d Preferred Stock multiplied by (ii) the Adjusted Conversion Ratio.

(d)	The “IPO Discount Ratio” means 80% of the initial public per share offering price in the IPO.”

(e)	The “Series 1d IPO Conversion Ratio” means the quotient of (i) the Adjusted Conversion Price divided by (ii) the IPO Discount Price.”

The Company has completed an evaluation of all subsequent events through July 9, 2021, which is the date the financial statements were available to be issued.